Contingent and Deferred Consideration Payable - Schedule of Contingent and Deferred Consideration Payable (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Balance at December 31, 2021	$ 30,815
Payments made during the period	14,165
Additions in the period	2,428
Loss on revaluation	7,889
Other	(1,826)
Balance at June 30, 2022	25,141
Current	12,454
Non-current	$ 12,687